Investments in joint ventures - Transactions between group and its joint ventures (Details) - Joint ventures - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sales To Joint Ventures [Abstract]
Sales to related parties	$ 3,923	$ 2,974	$ 4,884
Related party receivable	292	180	431
Purchases from joint ventures [Abstract]
Purchases of goods, related party	716	959	1,812
Related party payables	$ 93	$ 84	$ 225